INCOME TAXES	12 Months Ended
Mar. 31, 2017
INCOME TAXES
INCOME TAXES

(12)INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

Hong Kong

Xing Wei did not derive any income that is subject to Hong Kong profits tax for the taxable years ended March 31, 2015, 2016 and 2017. Accordingly, no provision for Hong Kong profits tax was required. The payment of dividends by Hong Kong companies is not subject to any Hong Kong withholding tax.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

Under the Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25% effective from January 1, 2008. Entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Testing received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Testing to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In October 2014, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016. ATA Testing is currently in the process of renewing its HNTE certificate for another three years. Upon successful renewal, ATA Testing would be entitled to a preferential tax rate of 15% retroactively from January 1, 2017.

In December 2009, ATA Learning, ATA Online and ATA Data received approvals from the tax authorities that they qualified as HNTEs. The certificates entitled them to the preferential income tax rate of 15% effectively retroactively from January 1, 2009 to December 31, 2011. In May and July 2012, ATA Learning, ATA Online and ATA Data received approvals from the tax authorities on its renewals as HNTEs which entitled them to the preferential income tax rate of 15% effective retroactively from January 1, 2012 to December 31, 2014. In November 2015, ATA Learning, ATA Online and ATA Data received approvals from the tax authorities on its renewals as HNTEs which entitled them to the preferential income tax rate of 15% effective retroactively from January 1, 2015 to December 31, 2017. The applicable income tax rate for ATA Learning, ATA Online and ATA Data from January 1, 2018 onward will be 25% unless they can re-qualify as HNTE.

Zhongxiao Zhixing, a PRC subsidiary of Xing Wei, is subject to an income tax rate of 25%.

Puhua Technology, a PRC subsidiary of ATA Online, is subject to an income tax rate of 25%

The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of March 31, 2017, the Company has accrued withholding tax of RMB 22,620,872 on undistributed earnings of RMB 226,208,715 generated by its PRC consolidated entities since January 1, 2008 as the Company has changed its plan with respect to distribution of earnings from its PRC subsidiaries and does not believe the indefinite reinvestment exception for not recognizing deferred tax liability is met. The deferred income tax liability recognized related to these earnings was RMB 22,620,872 as of March 31, 2017. The unrecognized defferred income tax liability as of March 31, 2016 was RMB 17,856,205.

The earnings before income taxes were generated in the following jurisdictions:

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(15,524,612)	(23,126,473)	(7,439,119)
PRC	48,142,932	68,147,366	36,100,641
Hong Kong	12,546	(48,227)	(33,943)

Earnings before income taxes	32,630,866	44,972,666	28,627,579

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income consists of the following:

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
PRC
Current expense	10,424,835	11,867,755	15,677,070
Deferred expense (benefit)	(849,689)	7,053,724	22,919,916

Total income tax expense	9,575,146	18,921,479	38,596,986

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended March 31, 2015, 2016 and 2017 to earnings before income taxes due to the following:

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Computed “expected” income tax expense	8,157,716	11,243,167	7,156,895
Increase in valuation allowance	1,307,368	16,146,033	21,150,760
Preferential income tax rate	(4,922,088)	(7,911,837)	(12,853,725)
Entities not subject to income tax	2,100,188	3,502,469	1,868,266
Non-deductible expenses
Entertainment	1,225,250	792,099	662,669
Share-based compensation	1,777,829	2,291,206	1,739,601
Bad debt loss	1,383,597	(31,963)	173,615
Tax rate differential	5,629,196	(3,974,403)	—
Additional deduction of research and development costs	(8,489,742)	(4,900,698)	(4,856,620)
Withholding tax related to undistributed earnings	—	—	22,620,872
Other	1,405,832	1,765,406	934,653

Actual income tax expense	9,575,146	18,921,479	38,596,986

The applicable PRC statutory tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	March 31,
	2016	2017
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	20,326,608	28,887,161
Share of losses of equity method investments	1,112,843	3,193,339
Impairment loss of long-term investments	—	8,049,843
Property and equipment, net	70,475	276,921
Accrued expenses and other payables	2,375,267	4,292,260

Total gross deferred income tax assets	23,885,193	44,699,524
Less: valuation allowance	(20,028,588)	(41,179,348)

Total deferred income tax assets, net	3,856,605	3,520,176
Deferred income tax liabilities:
Customer relationships	114,202	97,952
Training platform	54,599	33,464
Withholding tax related to distributable earnings	—	22,620,872

Total gross deferred income tax liabilities	168,801	22,752,288

Net deferred income tax assets	3,687,804	3,388,760

Net deferred income tax liabilities	—	22,620,872

The movements of the valuation allowance are as follows:

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB

Balance at the beginning of the year	2,575,187	3,882,555	20,028,588
Additions	1,307,368	16,146,033	21,150,760

Balance at the end of the year	3,882,555	20,028,588	41,179,348

As of March 31, 2017, the valuation allowance of RMB 41,179,348 was related to the deferred income tax assets of PRC entities which were in loss position. As of March 31, 2017, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance. The amount of the deferred income tax assets, however, considered realizable as of March 31, 2017 could be reduced in the near term if estimates of future taxable income are reduced.

As of March 31, 2017, the Group had tax loss carry forwards for PRC income tax purpose of RMB 120,772,769 of which RMB 4,996,057, RMB 5,438,101, RMB 41,458,162, RMB 43,372,847 and RMB 25,507,602 will expire if unused by December 31, 2018, 2019, 2020, 2021 and 2022, respectively.

For the years ended March 31, 2015, 2016 and 2017, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning in 2012.